Supplement to the John Hancock Sector Funds Prospectus
                  dated March 1, 2003 as revised July 15, 2004


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Financial Industries Fund, page 7
----------------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1996
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998


John Hancock Real Estate Fund, page 11
--------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1998
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998


John Hancock Regional Bank Fund, page 13
----------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1985
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998




On page 25, the following Management Biography has been added:

Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior Vice President and Research Analyst,
State Street Research & Management (2002-2004)
Vice President, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983


September 1, 2004

                   Supplement to the John Hancock Sector Funds
                     Class I Prospectus dated March 1, 2003


On page 5, the "Portfolio Managers" section for the John Hancock Financial Industries Fund has been deleted and replaced with the following:

James K. Schmidt, CFA
  Managed fund since it began in 1996
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998



On page 14, the following Management Biography has been added


Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior Vice President and Research Analyst,
 State Street Research & Management (2002-2004)
Vice President, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983



September 1, 2004

             Supplement to the John Hancock Equity Funds Prospectus
                  dated March 1, 2003 as revised July 15, 2004


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Growth Trends Fund, page 13
----------------------------------------

Financial Services
------------------

James K. Schmidt, CFA
  Managed fund since it began in 2000
Thomas M. Finucane
  Joined fund team in 2004
Lisa A. Welch
  Joined fund team in 2000


Healthcare
----------

Linda I. Miller, CFA
  Joined fund team in 2004


Technology
----------

Anurag Pandit, CFA
------------------
Joined fund team in 2003




On page 44, the following Management Biography has been added

Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior Vice President and Research Analyst,
State Street Research & Management (2002-2004)
Vice President, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983


September 1, 2004